Expense Example {- Mid Cap Portfolio} - 02.28 VIP Mid Cap Portfolio Investor PRO-09 - Mid Cap Portfolio - VIP Mid Cap Portfolio-Investor VIP	Apr. 30, 2021 USD ($)
Expense Example:
1 year	$ 72
3 years	224
5 years	390
10 years	$ 871